Expense Example - FINQ CORE U.S. Large Cap AI-Managed Equity ETF [Member]	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	$ 170